Income taxes - Assets and liabilities (Details) R$ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 BRL (R$)
Deferred income tax assets and liabilities
Assets	$ 11,441	$ 10,335
Liabilities	(1,881)	(1,770)	$ (1,882)	$ (337)	R$ (1,883)	$ (337)	R$ (1,883)	$ (337)	R$ (1,883)
Deferred tax asset	$ 9,560	$ 8,565	$ 7,335